Accounting information and policies - Contribution of the Group's Venezuelan operations (Details) £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) ves / £	Jun. 30, 2019 GBP (£) ves / £	Jun. 30, 2018 GBP (£)
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	2464.00%	1087262.00%
Net sales	£ 11,752	£ 12,867	£ 12,163
Operating profit/(loss)	2,137	4,042	3,691
Net cash inflow from operating activities	3,529	4,305	£ 4,086
Net assets	8,440	10,156
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit/(loss)	0	0
Other finance income - hyperinflation adjustment	6	10
Net cash inflow from operating activities	0	0
Net assets	48	56
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	3	3
Operating profit/(loss)	10	2
Other finance income - hyperinflation adjustment	222	455
Net cash inflow from operating activities	6	5
Net assets	£ 1,893	£ 2,643
Venezuelan Bolivar Soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	10,024,865	403,700
Venezuelan Bolivar Soberano | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | ves / £	252,558	8,553